Investment Strategy - Global X Funds - Global X Ethereum Covered Call ETF	Jan. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to provide current income while also providing exposure to the price return of one or more U.S.-listed exchange-traded products (“ETPs”) that seek exposure to ether (each an “Ether ETP” and collectively, the “Ether ETPs”), subject to a cap on potential investment gains. The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to ether (“Ether”). Ether is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum network (“Ethereum Network”). For purposes of the Fund’s investments, Ether may include Ether ETPs, options on an Ether ETP Index (as defined below), and options on Ether ETPs. The Fund seeks to achieve its investment objective by utilizing a synthetic covered call strategy that is designed to provide current income and exposure to the share price returns of one or more Ether ETPs by purchasing and selling a combination of call and put option contracts that utilize an Ether ETP as the reference asset. The options contracts will reference one or more Ether ETPs that invest principally in ether futures contracts (each, an “Ether Futures ETF”) or invest directly in ether (each, a “Spot Ether ETP”). The Fund will invest in Ether ETPs primarily through a subsidiary organized in the Cayman Islands, namely the Global X Ethereum Covered Call Subsidiary Limited (the “Global X Subsidiary”) and, in some cases, may also invest in Ether ETPs directly. The Fund may also, to the extent available, gain exposure through investment in options on indexes that are designed to track the performance of a basket of Spot Ether ETPs listed on U.S. exchanges (“Ether ETP Index”). For purposes of compliance with the Fund’s investment policy, derivative contracts will be valued at their notional value. The notional value of a derivative contract represents the total dollar value of exposure the derivative has to the underlying asset. The Fund’s sale of call options on the Ether ETP to generate income is expected to limit the degree to which the Fund will participate in any gains experienced by the Ether ETP.
The Fund does not invest directly in ether. The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund.

A traditional covered call strategy is generally considered to be an investment strategy in which an investor (such as the Fund) "writes" (or sells) a call option on an asset it owns to generate income. In a synthetic covered call strategy, rather than selling a call option on an asset the Fund already owns, the Fund writes a put option and purchases a call option on the underlying asset, generally at the same strike price, which is the pre-set price at which the underlying asset may be bought or sold if the option is exercised, to “synthetically” replicate approximately 100% of the price movements of that asset. The Fund can also achieve this synthetic exposure by purchasing deep in-the-money call options on the underlying asset. These approaches synthetically provide the upside and downside participation in the price returns of the Ether ETPs, without directly purchasing the Ether ETPs. The Fund then sells a call option on the same underlying asset to generate income. The Fund may write call options on all or a portion of its net assets. Each time the Fund writes a call option on an Ether ETP, the Fund receives a payment from the investor who buys the call option from the Fund, which is called the premium. If the Fund's value declines because of a decline in the value of a reference asset, the premium that the Fund received for writing the call option on an Ether ETP offsets this loss to some extent. The Fund’s writing (selling) of call options on Ether-related instruments will limit the Fund’s upside participation in increases in the value of Ether beyond the strike price of the written call options. To the extent the share price of the underlying asset increases up to the strike price, the Fund’s synthetic long exposure and direct exposure to Spot Ether ETPs are expected to result in similar percentage gains. However, if the share price of the underlying asset rises above the strike price of one or more call options written by the Fund, the Fund’s upside participation will be limited.

Deep in-the-money call options have strike prices significantly below the current share price of the corresponding underlying asset, having the effect of synthetically replicating the price movements of the underlying asset with minimal intrinsic value risk. This means the Fund’s investments in deep in-the-money call options will experience potential gains and losses that are commensurate with owning the underlying Ether ETPs outright. The deep in-the-money call option approach may serve as an alternative to the Fund’s strategy of writing put options and purchasing call options on underlying assets, or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

In addition, the Fund will generate income by selling call options that reference the Ether ETP at a strike price that is at-the- money or out-of-the-money. An at-the-money call option is a call option with a strike price that is equal to the spot price of the reference asset. An out-of-the-money call option is a call option with a strike price that is greater than the spot price of the reference asset. An in-the-money call option is a call option with a strike price that is less than the spot price of the reference asset. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Ether ETPs’ share price beyond a certain point. If the share price of the Ether ETPs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the Ether ETPs’ share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETPs and the sold Ether ETPs call positions) will limit the Fund’s participation in gains of the Ether ETPs’ share price beyond a certain point. The Fund intends to make periodic distribution payments.
The implications of the options utilized in implementing the synthetic covered call strategy are described in more detail here:
–Purchased Call Option – When the Fund purchases a call option, the Fund pays an amount (“premium”) to acquire the right (but not the obligation) to buy shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes above the strike price as of the expiration date and the Fund exercises the call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. In the case of deep in-the-money call options, the price of the reference asset is far greater than the strike price. Deep in-the-money call options have higher intrinsic value and are considered to be more stable as the value of the option is closely tied to the reference asset’s price. Because deep in-the-money call options typically require a higher premium, the return on the investment may be limited.
–Purchased Put Option – When the Fund purchases a put option, the Fund pays an amount (“premium”) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on or before the expiration date. If the reference asset closes below the strike price as of the expiration date and the Fund exercises the put option, the Fund will be entitled to receive the difference between the strike price and the value of the reference asset. If the reference asset closes above the strike price as of the expiration date, the put option may expire worthless, and the Fund’s loss is limited to the amount of the premium it paid.
–Sold Put Option – When the Fund sells a put option, the Fund receives a premium in exchange for an obligation to buy shares of a reference asset at a strike price on the expiration date if the buyer of the put option exercises it. If the reference asset closes below the strike price as of the expiration date and the buyer exercises the put option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund retains the premium.
–Sold Call Options – When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund retains the premium.

In implementing its investment strategy, the Fund intends to invest primarily in traditional exchange-traded options contracts and/or FLexible EXchange® (“FLEX”) options that utilize the Ether ETPs as the reference asset, when available. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, Ether ETPs) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying asset (put). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In comparison, FLEX options allow investors to customize key contract terms, including expiration date, exercise style, exercise price, and expanded positions limits. Both traditional exchange-traded options and FLEX options are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In addition to the options contracts, the Fund will hold cash and cash equivalents and may also invest in short-term U.S. Treasury securities and the Global X 1-3 Month T-Bill ETF (the “U.S. Treasury ETF”), a passively managed exchange-traded fund (“ETF”) and affiliate of the Fund. The Fund may also directly hold shares of the Ether ETPs. The Fund seeks to gain exposure to Ether ETPs and options on Ether ETPs, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, namely the Global X Ethereum Covered Call Subsidiary Limited (the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Ether ETPs and options on Ether ETPs while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s allocation determinations may be informed by a variety of criteria, including, but not limited to, liquidity, open interest/free float market capitalization, regulatory requirements, anticipated cost of carry, correlation to the price movements of ether, other fundamental investment considerations and/or the then-current size of the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Additional Information About Ether Futures ETFs

The Ether Futures ETFs seek to provide investment results that correspond to the performance of ether by investing in ether futures contracts through a wholly-owned Cayman subsidiary. These ether futures contracts are standardized, cash-settled Ether futures traded on commodity exchanges registered with the CFTC. The Ether Futures ETFs seek to invest in cash-settled, front-month ether futures contracts, which are contracts with the shortest time to maturity. However, the Ether Futures ETFs may also invest in back-month, cash-settled Ether futures contracts, which have a longer time to maturity.

In order to maintain their exposure to ether futures contracts, the Ether Futures ETFs must sell their futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Funds may sell the expiring ether futures at a lower price and buy a longer-dated ether futures at a higher price. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts.

The Ether Futures ETFs may also invest in debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds to provide liquidity, serve as margin or collateralize such Ether Futures ETFs' investments in ether futures contracts. Due to the high margin requirements that are unique to ether futures contracts and certain tests that must be met in order to qualify as a RIC under Subchapter M of the Code, the Ether Futures ETFs may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts. The Ether Futures ETFs expect to gain exposure to ether by investing in Ether futures contracts. The Ether Futures ETFs do not invest directly in ether.

Additional Information about Spot Ether ETPs

A Spot Ether ETP seeks to provide investment results that correspond to the performance of ether by holding the digital asset directly, rather than through derivatives or futures contracts. Spot Ether ETPs offer investors transparent and operationally efficient access to ether without the need to manage digital wallets, private keys, or custody solutions, which are typically required when directly accessing ether through peer-to-peer transactions, digital asset platforms, or other means. However, investing in Spot Ether ETPs carries certain risks, including ether’s inherent price volatility, potential regulatory changes, and cybersecurity concerns.

Spot Ether ETPs are typically structured as grantor trusts, where the trust holds ether on behalf of its shareholders. This structure allows investors to directly benefit from changes in the value of the underlying ether, as the trust is designed to pass through the economic risks and rewards of ether ownership. Unlike traditional ETFs that may be registered under the Investment Company Act of 1940, Spot Ether ETPs are not registered under the 1940 Act. As a result, they are not subject to the same regulatory requirements, protections, or governance standards applicable to funds registered under the 1940 Act. The Spot Ether ETPs are not commodity pools for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as commodity pool operators or a commodity trading advisors with respect to the Ether ETPs. Instead, these ETPs are governed by other applicable securities laws, which provide a tailored framework for disclosure and investor protection.

The holdings of a Spot Ether ETP consist of ether acquired from digital asset trading platforms or over-the-counter markets. These ether assets are stored with institutional-grade custodians employing advanced security protocols, such as cold storage and multi-signature technology, to minimize the risks of theft or loss.

Additional Information about Ether

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network allows people to exchange tokens of value, called ether (or “ETH”), which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user to end-user transactions under a barter system. The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol. The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. Following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Protocol through a process that is currently subject to an issuance and burn rate. “Burning” refers to the process through which tokens are permanently removed from the circulating supply. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the Ether futures contracts in which the Fund invests may reflect the impact of these forks.

Further, the Ethereum Network allows users to write and implement “smart contracts,” which are cryptographic operations that verify and secure Ether transactions. A smart contract operates by a pre-defined set of rules that allows it to automate transactions on the blockchain through code that self-executes on every computer in the Ethereum Network. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum Network. Smart contract operations are executed on the Ethereum Network in exchange for payment of ether. The Ethereum Network is one of a number of projects intended to expand blockchain use beyond a peer-to-peer money system. Unlike other digital assets, such as ether, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum network.

The Fund will not invest in ether directly.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to ether (“Ether”).